Approval Of Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2019
Approval Of Interim Condensed Consolidated Financial Statements [Abstract]
Approval Of Interim Condensed Consolidated Financial Statements
21.	APPROVAL OF INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The interim condensed consolidated financial statements for the six months ended 30 June 2019 were approved and authorised for issue by the Board on 29 August 2019.